N-2	Jul. 01, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001999001
Amendment Flag	true
Amendment Description	Explanatory Note On July 1, 2024 (the “Closing Date”), Six Flags Entertainment Corporation (formerly known as CopperSteel HoldCo, Inc.) (the “Company”) completed the previously announced merger of equals transaction contemplated by the Agreement and Plan of Merger, dated as of November 2, 2023 (the “Merger Agreement”), by and among the Company (then, CopperSteel HoldCo, Inc.), Cedar Fair, L.P. (“Cedar Fair”), Six Flags Entertainment Corporation (“Former Six Flags”) and CopperSteel Merger Sub, LLC (“Copper Merger Sub”). Pursuant to the Merger Agreement, (i) Copper Merger Sub was merged with and into Cedar Fair (the “Cedar Fair First Merger”), with Cedar Fair continuing as the surviving entity (the “Cedar Fair Surviving Entity”) and a direct subsidiary of the Company, (ii) the Cedar Fair Surviving Entity was subsequently merged with and into the Company (the “Cedar Fair Second Merger” and together with the Cedar Fair First Merger, the “Cedar Fair Mergers”), with the Company continuing as the surviving corporation, and (iii) Former Six Flags merged with and into the Company (the “Six Flags Merger” and together with the Cedar Fair Mergers, the “Mergers”), with the Company continuing as the surviving corporation. Upon the consummation of the Mergers, the separate legal existences of each of Copper Merger Sub, Cedar Fair and Former Six Flags ceased, and the Company changed its name to “Six Flags Entertainment Corporation”. Capitalized terms used herein but not otherwise defined have the meanings set forth in the Merger Agreement. This Current Report on Form 8-K establishes the Company as the successor issuer to Cedar Fair and Former Six Flags pursuant to Rule 12g-3(c) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Pursuant to Rule 12g-3(d) under the Exchange Act, shares of the Company’s common stock are deemed to be registered under Section 12(b) of the Exchange Act, and the Company is subject to the informational requirements of the Exchange Act, and the rules and regulations promulgated thereunder. The Company hereby reports this succession in accordance with Rule 12g-3(f) under the Exchange Act. The shares of the Company’s common stock will trade on the New York Stock Exchange (“NYSE”) under the ticker symbol “FUN”.
Securities Act File Number	333-276255
Document Type	8-K12B
Entity Registrant Name	Six Flags Entertainment Corporation/NEW
Entity Address, Address Line One	8701 Red Oak Blvd.
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28217
City Area Code	419
Local Phone Number	626-0830
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Substantially concurrently with the Closing and in connection with the Mergers, the Company, SFTP, Millennium Operations LLC (“
Millennium
”), Canada’s Wonderland Company (“
Canada’s Wonderland
” and, together with the Company, SFTP and Millennium, the “
Borrowers
”), the other subsidiary guarantors party thereto, the lenders party thereto and the Administrative Agent entered into the First Amendment and Incremental Assumption Agreement (the “
Incremental Amendment
”) amending the Existing Cedar Fair Credit Agreement to, among other things, replace the existing revolving commitments with revolving commitments in an aggregate principal amount of $850,000,000 (the “
Revolving Facility
”) after the Closing and in connection with the Mergers to reflect the working capital needs of the combined company.

Long Term Debt, Principal	$ 850,000,000
Long Term Debt, Structuring [Text Block]
The Revolving Facility matures on July 1, 2029 (subject to a “springing maturity date” on the date that is 91 days prior to the final maturity of certain indebtedness in an aggregate outstanding principal amount greater than $200 million on such date). The interest rate for borrowings under the Revolving Facility will be (i) Term SOFR or Term CORRA plus a margin of 2.00% per annum or (ii) base rate or Canadian prime rate plus a margin of 1.00% per annum. On a quarterly basis, the Borrowers will pay a commitment fee of 0.50% per annum with respect to unutilized commitments under the Revolving Facility, which commitment fee rate is subject to decrease to 0.375% upon achievement of a net first lien leverage ratio set forth in the Company Credit Agreement. The Borrowers will also be required to pay customary letter of credit fees and fronting fees with respect to letters of credit issued under the Revolving Facility.

Long Term Debt, Dividends and Covenants [Text Block]
The affirmative and negative covenants and the events of defaults applicable to the Revolving Facility are consistent with those in the Existing Credit Agreement. The Borrowers are required to maintain on a quarterly basis, with respect to the Revolving Facility, a maximum net first lien leverage ratio as set forth in the Company Credit Agreement for each applicable financial quarter.